Share Capital - Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price Options Outstanding and Options Exercisable on Exercise Prices (Detail)		Jun. 30, 2019 USD ($) Years	Jun. 30, 2019 CAD ($) Years	Dec. 31, 2018	Dec. 31, 2017
Canadian Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	[1]	843,688	843,688	875,433	591,609
Options Outstanding, Weighted-average remaining contractual life (years)		4.52	4.52
Options Outstanding, Options Exercisable		360,526	360,526
Canadian Dollar [Member] | $3.28 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 3.28
Options Outstanding, Number Outstanding		31,498	31,498
Options Outstanding, Weighted-average remaining contractual life (years)		6.17	6.17
Options Outstanding, Options Exercisable		31,498	31,498
Canadian Dollar [Member] | $4.50 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 4.50
Options Outstanding, Number Outstanding		18,936	18,936
Options Outstanding, Weighted-average remaining contractual life (years)		3.78	3.78
Options Outstanding, Options Exercisable		18,936	18,936
Canadian Dollar [Member] | $4.54 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 4.54
Options Outstanding, Number Outstanding		717,402	717,402
Options Outstanding, Weighted-average remaining contractual life (years)		4.65	4.65
Options Outstanding, Options Exercisable		245,831	245,831
Canadian Dollar [Member] | $4.80 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 4.80
Options Outstanding, Number Outstanding		3,040	3,040
Options Outstanding, Weighted-average remaining contractual life (years)		1.21	1.21
Options Outstanding, Options Exercisable		3,040	3,040
Canadian Dollar [Member] | $7.49 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 7.49
Options Outstanding, Number Outstanding		5,590	5,590
Options Outstanding, Weighted-average remaining contractual life (years)		6.02	6.02
Options Outstanding, Options Exercisable		5,590	5,590
Canadian Dollar [Member] | $9.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 9.00
Options Outstanding, Number Outstanding		11,481	11,481
Options Outstanding, Weighted-average remaining contractual life (years)		6.02	6.02
Options Outstanding, Options Exercisable		11,481	11,481
Canadian Dollar [Member] | $9.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 9.60
Options Outstanding, Number Outstanding		1,105	1,105
Options Outstanding, Weighted-average remaining contractual life (years)		1.27	1.27
Options Outstanding, Options Exercisable		1,105	1,105
Canadian Dollar [Member] | $11.70 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 11.70
Options Outstanding, Number Outstanding		6,667	6,667
Options Outstanding, Weighted-average remaining contractual life (years)		1.44	1.44
Options Outstanding, Options Exercisable		6,667	6,667
Canadian Dollar [Member] | $12.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 12.00
Options Outstanding, Number Outstanding		1,948	1,948
Options Outstanding, Weighted-average remaining contractual life (years)		1.43	1.43
Options Outstanding, Options Exercisable		1,948	1,948
Canadian Dollar [Member] | $30.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 30.00
Options Outstanding, Number Outstanding		34,777	34,777
Options Outstanding, Weighted-average remaining contractual life (years)		2.15	2.15
Options Outstanding, Options Exercisable		23,185	23,185
Canadian Dollar [Member] | $30.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 30.60
Options Outstanding, Number Outstanding		2,625	2,625
Options Outstanding, Weighted-average remaining contractual life (years)		1.48	1.48
Options Outstanding, Options Exercisable		2,625	2,625
Canadian Dollar [Member] | $32.40 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 32.40
Options Outstanding, Number Outstanding		810	810
Options Outstanding, Weighted-average remaining contractual life (years)		1.58	1.58
Options Outstanding, Options Exercisable		810	810
Canadian Dollar [Member] | $41.70 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 41.70
Options Outstanding, Number Outstanding		658	658
Options Outstanding, Weighted-average remaining contractual life (years)		0.46	0.46
Options Outstanding, Options Exercisable		658	658
Canadian Dollar [Member] | $45.30 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 45.30
Options Outstanding, Number Outstanding		560	560
Options Outstanding, Weighted-average remaining contractual life (years)		1.12	1.12
Options Outstanding, Options Exercisable		560	560
Canadian Dollar [Member] | $51.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $			$ 51.60
Options Outstanding, Number Outstanding		6,592	6,592
Options Outstanding, Weighted-average remaining contractual life (years)		0.95	0.95
Options Outstanding, Options Exercisable		6,592	6,592
US Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding		343,349	343,349	50,349
Options Outstanding, Weighted-average remaining contractual life (years)		5.71	5.71
Options Outstanding, Options Exercisable		206,349	206,349
US Dollar [Member] | $1.55 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $		$ 1.55
Options Outstanding, Number Outstanding		50,349	50,349
Options Outstanding, Weighted-average remaining contractual life (years)		2.47	2.47
Options Outstanding, Options Exercisable		50,349	50,349
US Dollar [Member] | $3.72 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $		$ 3.72
Options Outstanding, Number Outstanding		40,000	40,000
Options Outstanding, Weighted-average remaining contractual life (years)		2.63	2.63
US Dollar [Member] | $3.40 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $		$ 3.40
Options Outstanding, Number Outstanding		253,000	253,000
Options Outstanding, Weighted-average remaining contractual life (years)		6.84	6.84
Options Outstanding, Options Exercisable		156,000	156,000

[1]	After giving consideration for 30:1 share consolidation effected June 2018.